Secured Borrowings (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instruments
Secured borrowings, net	$ 2,052,412	$ 2,326,110
B and B Air Acquisition Facility [Member]
Debt Instruments
Secured borrowings, net		425,931
Equity Tranche		96,000
Total facility		521,931
Tranche A [Member] | B and B Air Acquisition Facility [Member]
Debt Instruments
Secured borrowings, net		241,931
Tranche B [Member] | B and B Air Acquisition Facility [Member]
Debt Instruments
Secured borrowings, net		$ 184,000